SRA Companies, Inc. Statements of Operations - SRA Companies, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Revenue	$ 351,006	$ 338,614	$ 1,389,214	$ 1,386,363	$ 1,507,722
Operating costs and expenses:
Cost of services	269,849	255,763	1,059,298	1,060,407	1,140,014
Selling, general and administrative	47,707	44,929	175,499	181,937	198,338
Depreciation and amortization of property and equipment	1,982	2,076	8,144	9,194	12,199
Amortization of intangible assets	11,068	14,772	58,514	72,711	88,147
Impairment of goodwill and other assets			0	0	345,753
Gain on the sale of a portion of the Health & Civil business			0	(1,564)	0
Total operating costs and expenses	330,606	317,540	1,301,455	1,322,685	1,784,451
Operating (loss) income	20,400	21,074	87,759	63,678	(276,729)
Interest expense	(26,950)	(27,274)	(106,812)	(104,191)	(100,777)
Interest income	15	14	38	65	43
Loss before income taxes	(6,535)	(6,186)	(19,015)	(40,448)	(377,463)
Benefit from income taxes	(2,593)	(2,028)	(7,071)	(16,286)	(60,169)
Net loss	$ (3,942)	$ (4,158)	$ (11,944)	$ (24,162)	$ (317,294)